--------------------------
                                                     OMB APPROVAL
                                                     --------------------------
                                                     OMB Number       3235-0570
                                                     Expires:    Sept. 30, 2007
                                                     Estimated average burden
                                                     hours per response:   19.4
                                                     --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10301
                                    ---------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------
Date of fiscal year end:  November 30
                          -----------

Date of reporting period:  November 30, 2005
                           -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------
                                                            FINANCIAL STATEMENTS

                                                               NOVEMBER 30, 2005


                              Ashport Mutual Funds
                                Table of Contents
                                November 30, 2005


C O N T E N T S
                                                                     Page
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

         Letter to Our Shareholders                                 1 - 10

         Schedules of Investments                                  11 - 13

         Statements of Assets and Liabilities                        14

         Statements of Operations                                    15

         Statements of Changes in Net Assets                       16 - 17

         Financial Highlights                                      18 - 23

         Notes to Financial Statements                             24 - 31

         Report of Independent Auditors                              32

         The Trustees of Your Fund                                   33

         Advisory Agreement                                          34


          ...........................................................

Performance of the Ashport Mutual Funds is compared to various market indices. Unlike mutual funds, the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This report has been prepared for the general information of Ashport Mutual Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about Ashport Mutual Funds, investment policies, management fees and expenses. Investors should read the prospectus carefully before investing or sending money.

Performance calculation reflect fee waivers / expense reimbursements in effect. Without such fee waiver / expense reimbursement, total returns would have been lower. Total return is based on net change in net asset value assuming reinvestment of all dividends and distributions, if any.

----------------------------------
NOT FDIC INSURED
MAY LOSE VALUE / NO BANK GUARANTEE
----------------------------------

Dear Shareholders:

The Year in Review

Rising interest rates, higher energy prices and currency movements played prominent roles in shaping markets during the past year. The U.S. economy continued to grow at a solid pace, with annualized quarterly GDP between 3% and 4%. Consumer spending, employment and corporate profits remained strong, despite the drag of record-high oil prices. The Federal Reserve Board continued to gradually raise its target for the federal funds rate (the rate at which banks lend to one another on an overnight basis) in an effort to keep inflationary pressures at bay. Nine quarter-point increases during the reporting period brought the rate to 4.25%. In response, short-term government bond yields moved higher, while long-term yields unconventionally trended lower.

While the tighter monetary policy has, in part, been aimed at staving off inflation, it has left many investors wondering how high rates are headed and how that may affect growth. However equity markets moved in a tight trading range over the period. Most broad-based equity indices ended the period with higher returns. The S&P 500 Index was up, returning 6.45% over the period. Large-cap stocks tended to underperformed smaller cap stocks, with the S&P MidCap 400 indice returning 15.13%. The S&P 500 seem too performed similar to the Nasdaq 100 Index(R), which posted a return of 6.49%.

There's no way to completely avoid the effects of pervasive economic trends, but we work hard to get a detailed picture of the global investment landscape so that we can make sound decisions for shareholders. And whether we're evaluating the changing global energy situation or trying to identify companies that might benefit from it, we rely on one thing - research. Once again we continue to recommend a diversified approach for equity portfolios relative to style, market capitalization, and region. We remain confident in our approach emphasizing solid fundamentals.

Portfolio Matters

Ashport Large Cap

During a period that was dominated by war, natural disasters and raising energy prices, the generally perceived less risky value stocks, posted similar modest gains. For large-cap stocks, the S&P 500/Barra Value Index rose 6.60%, slightly more than the S&P 500/Barra Growth Index, which rose 6.33%. The Ashport Large Cap Fund's return was 5.69% for Class A and 4.96% for Class C during the 12 months ended November 30, 2005. Although reduced significantly from prior year the fund experienced a large turnover. Towards the latter part of the year the manager took a less aggressive stance which led to less repositioning of the fund.

Top Industry/Sectors as of November 30, 2005

            Basic Materials                              3.31%
            Capital Goods                               18.04%
            Communications Services                      3.38%
            Consumer-Cyclical                           11.20%
            Consumer Staples                            15.13%
            Energy                                       5.25%
            Financials                                  14.47%
            Health Care                                 12.71%
            Technology                                   7.12%
            Evergreen Institution Money Market/Other     9.39%
                                                        ------
                                                        100.0%
                                                        ======
Average Annual Total Returns with Sales Charges

Ashport Large Cap Fund               1 - Year                 Since Inception*
--------------------------------------------------------------------------------
Class A                                0.66%                         0.34%
--------------------------------------------------------------------------------
Class C                                3.96%                        12.15%
--------------------------------------------------------------------------------
S&P 500 Index **                       6.45 %                        2.28%
--------------------------------------------------------------------------------
S&P 500 Index ***                      6.45%                        12.13%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was December 18, 2002. Returns are annualized.

**    From inception of Class A shares.

***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

Growth of a Hypothetical $10,000 Investment

(For the period from commencement of the Fund's investment operations, December 18, 2001, through November 30, 2005.)

                   Hypothetical Return Comparison (US$ 10,000)
                           (Includes fee and expense)

                                  [LINE CHART]

                     S&P 500**         Large Cap A          Large Cap C***
                     ---------         -----------          --------------
Quarter 1, 2002          10000                9525
Quarter 2, 2002           9337                9440
Quarter 3, 2002           8028                9543
Quarter 4, 2002           7322                7796                    9900
Quarter 1, 2003           6578                8019                    9315
Quarter 2, 2003           7536                7279                   10724
Quarter 3, 2003           7554                8397                   11337
Quarter 4, 2003           8658                8802                   12001
Quarter 1, 2004           9376                9336                   11804
Quarter 2, 2004           9180                9295                   11559
Quarter 3, 2004           9046                9126                   11314
Quarter 4, 2004           9623                8957                   12067
Quarter 1, 2005           9870                9573                   12318
Qurater 2, 2005           9830                9767                   12011
Quarter 3, 2005          10004                9542                   12382
Quarter 4, 2005          10243               10151                   12742

*     Inception date of Fund was 12/18/2001

**    With Dividend Reinvestment

***   Class C share inception date was 12/18/2002

Summary of Fund Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2005) and held for the entire period (through November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios (does not include load changes) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------------------------------------------
                                                      Beginning                   Ending                    Expenses Paid
                                                    Account Value             Account Value                 During Period*
                     Large Cap Fund               November 30, 2004         November 30, 2005             November 30, 2005
             ---------------------------------------------------------------------------------------------------------------------
Class A          Actual  5.70% return                 $1,000.00                 $1,057.00                       $25.00
                 Hypothetical**                       $1,000.00                 $1,050.00                       $30.00
             ---------------------------------------------------------------------------------------------------------------------
Class C          Actual  4.96% return                 $1,000.00                 $1,050.00                       $30.00
                 Hypothetical**                       $1,000.00                 $1,050.00                       $30.00
----------------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period. The annualized expense ratio for the Fund is 2.5% for Class A and 3% for Class C

**    assumes a 5% return before expense

Ashport Small/Mid Cap Fund

Our various positions in the energy sector boosted relative results during the period. Some of these stocks in this sector were among the portfolio's most positive contributors. These included independent oil and gas producers Marthon Oil* and BHP Billiton*. Stock selection in the technology and financial sectors also contributed to relative returns. In the final weeks of the fiscal year, stocks began to recover some of their lost ground. Underperformance relative to the benchmark, S&P MidCap 400 with a return of 15.13% for the 12 months ending November 30, 2005; during the first half of the fiscal year resulted in a lagging return versus those with a return of benchmark for the entire year. The Ashport Small/Mid Cap Fund's return was 8.70% for Class A and 7.97% for Class C during the 12 months ended November 30, 2005.

*     Security was not held in the portfolio at period-end.

Top Industry/Sectors as of November 30, 2005

            Basic Material                                  4.7%
            Capital Goods                                   6.7%
            Communication Services                         12.9%
            Consumer-Cyclical                              17.9%
            Consumer Stapler                                5.1%
            Energy                                          7.8%
            Financials                                      6.0%
            Foreign Technology                              2.3%
            Health Care                                     2.8%
            Technology                                     20.2%
            Transportation                                  2.9%
            Evergreen Institutional Money Market/Other     10.7%
                                                          ------
                                                          100.0%
                                                          ======
Average Annual Total Returns with Sales Charges

--------------------------------------------------------------------------------
Ashport Small/Mid Cap Fund              1 - Year              Since Inception*
--------------------------------------------------------------------------------
Class A                                  3.53%                    1.95%
--------------------------------------------------------------------------------
Class C                                  6.87%                    8.41%
--------------------------------------------------------------------------------
S&P MidCap 400**                        15.13%                   10.03 %
--------------------------------------------------------------------------------
S&P MidCap 400***                       15.13%                   24.49%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was April 13, 2003. Returns are annualized.

**    From inception of Class A shares.

***   From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

Growth of a Hypothetical $10,000 Investment

(For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2005)

                   Hypothetical Return Comparison (US$ 10,000)

                                  [LINE CHART]

                          S&P 400**       Small Mid Cap A     Small Mid Cap C
                          ---------       ---------------     ---------------
Quarter 1, 2002             10000               9525
Quarter 2, 2002             10051              10638
Quarter 3, 2002             10507              11020
Quarter 4, 2002              8831              10187
Quarter 1, 2003              8936               9001                  9900
Quarter 2, 2003              8087               7666                 10814
Quarter 3, 2003              9426               8592                 11033
Quarter 4, 2003             10312               8766                 11301
Quarter 1, 2004             11283               8979                 10315
Quarter 2, 2004             11978               9054                 10788
Quarter 3, 2004             11844               8337                  9915
Quarter 4, 2004             11488               8237                 11425
Quarter 1, 2005             10695              10059                 12082
Quarter 2, 3005             11230               9855                 11822
Quarter 3, 2005             11251              10376                 12434
Quarter 4, 2005             12309              10431                 12478

*     Inception date of Fund was 12/18/2001

**    With Dividend Reinvestment

***   Class C share inception date was 4/13/2003

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2005) and held for the entire period (through November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios (does not include load changes) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------------------------------------------
                                                      Beginning                   Ending                    Expenses Paid
             Small/Mid                              Account Value             Account Value                 During Period*
             Cap Fund                             November 30, 2004         November 30, 2005             November 30, 2005
             ---------------------------------------------------------------------------------------------------------------------
Class A          Actual  8.70% return                 $1,000.00                 $1,087.00                       $25.00
                 Hypothetical**                       $1,000.00                 $1,092.00                       $30.00
             ---------------------------------------------------------------------------------------------------------------------
Class C          Actual  7.97% return                 $1,000.00                 $1,080.00                       $30.00
                 Hypothetical**                       $1,000.00                 $1,025.00                       $30.00
----------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period. The annualized expense ratio for the Fund is 2.5% for Class A and 3% for Class C

**    assumes a 5% return before expense

Ashport Global Fixed Income Fund

Not unlike the domestic equity markets, bonds swung up and down during the 12 months ending November 30, 2005. The Ashport Global Fixed Income Fund's return was 4.70% for Class A and 4.03% for Class C during the 12 months ended November 30, 2005 while the Lehman Brothers Aggregate Bond Index rose 2.73%. Benefiting the fund's performance was our sector selection. In particular, the decision to overweight emerging-markets debt worked our well relative to the index. This segment was boosted by a combination of strong demand for higher-yielding securities and improving creditworthiness.

Top Industry/Sectors as of November 30, 2005

            US Bonds:
            AT&T Corp                                   2.23%
            Citigroup Inc                               4.39%
            Ford Motor Co                               3.98%
            General Motors                              4.13%
            GMAC Smart note                             1.24%
            Hertz Corp                                  4.52%
            McDonnell Douglas                           2.27%
            Raytheon                                    1.38%
            Southwester Electric Power                  2.31%

            Foreign Bonds:
            Brazil                                      4.94%
            Brazil                                      5.10%
            Colombia                                    5.29%
            Costa Rica                                  4.79%
            Dominican Republican                        4.68%
            Ecuador                                     4.53%
            El Salvador                                 5.00%
            European Bank                               5.61%
            Panama Republic                             5.21%
            Peru Republic                               5.23%
            Petrobras                                   5.13%
            Russian                                     4.77%
            Turkey                                      4.91%
            Venezuela                                   4.29%
            Other Net Assets                            1.00%
            Evergreen Institutional Money Market        3.07%
                                                       ------
                                                       100.0%
                                                       ======

Average Annual Total Returns with Sales Charges.

--------------------------------------------------------------------------------
Ashport Global Fixed Income Fund      1 - Year               Since Inception*
--------------------------------------------------------------------------------
Class A                               (0.26%)                    (0.06%)
--------------------------------------------------------------------------------
Class C                                2.93%                      1.89%
--------------------------------------------------------------------------------
Lehman Aggregate**                     2.73%                      6.70%
--------------------------------------------------------------------------------
Lehman Aggregate***                    2.73%                      5.20%
--------------------------------------------------------------------------------

* Class A inception date was December 18, 2001 and Class C inception date was December 24, 2002. Returns are annualized.

**    From inception of Class A shares. *** From inception of Class C shares.

Past performance is no guarantee of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of the shares.

Growth of a Hypothetical $10,000 Investment

(For the period from the commencement of the Fund's investment operations, December 18, 2001, through November 30, 2005)

            Hypothetical Return Comparison (US$ 10,000)

                                  [LINE CHART]

                      Lehman Aggregate**      Fixed Income A    Fixed Income C**
                      ------------------      --------------    ----------------
Quarter 1, 2002            10000                    9525
Quarter 2, 2002            11441                    9902
Quarter 3, 2002            11867                    9345
Quarter 4, 2002            12102                    9812               9900
Quarter 1 ,2003            12819                   10014              10025
Quarter 2, 2003            13456                   10029               9900
Quarter 3, 2003            12903                   10021               9800
Quarter 4, 2003            13251                    9980               9729
Quarter 1, 2004            13284                    9949               9709
Quarter 2, 2004            13284                    9734               9478
Quarter 3, 2003            13850                   10113               9830
Quarter 4, 2004            13911                   10361              10062
Quarter 1, 2005            14126                   10509              10219
Quarter 2, 2005            14367                   10089              10250
Quarter 3, 2005            14627                   10316              10463
Quarter 4, 2005            14286                   10386              10515

*     Inception date of Fund was 12/18/2001

**    With Dividend Reinvestment

***   Class C share inception date was 12/24/2002

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2005) and held for the entire period (through November 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios (does not include load changes) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------------------------------------------------------------------------------------
             Fixed                                  Account Value             Account Value                 During Period*
             Income Fund                          November 30, 2004         November 30, 2005             November 30, 2005
             ---------------------------------------------------------------------------------------------------------------------
Class A          Actual  4.70% return                 $1,000.00                 $1,047.00                       $25.00
                 Hypothetical**                       $1,000.00                 $1,050.00                       $30.00
             ---------------------------------------------------------------------------------------------------------------------
Class C          Actual  4.03% return                 $1,000.00                 $1,040.00                       $30.00
                 Hypothetical**                       $1,000.00                 $1,050.00                       $30.00
----------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period. The annualized expense ratio for the Fund is 2.5% for Class A and 3% for Class C

**    assumes a 5% return before expense


The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended August 31, 2005. Shareholders may obtain this information at www.funds@statetrust.com or by calling the Funds at 888-282-2290. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
The Funds file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Fund voted relating to portfolio securities are available without charge, upon request, (i) by calling the Funds at 888-282-2290; (ii) by writing to The Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131; and (iii) by visiting the Securities and Exchange Commission website at www.sec.gov.


Looking Ahead

Based on our independent analysis of individual companies, we will continue to search for leading companies that we believe have a sustainable competitive advantage due to state-of-the-art and innovative products, technologies and business models. We will also consider such factors as a company's competitive positioning, patents, new products, market share, industry growth, recent operational execution and managerial strength. We use a conservative, bottom-up research process to buy and hold what we consider to be undervalued companies. We believe that market place will continue to be a stock picker's market. As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,



Joseph Turnes                                     David Vurgait
Portfolio Manager                                 President of Ashport Funds

Ashport Large Cap Fund
Schedule of Investments
November 30, 2005

                                                                                                                         Percentage
Common Stocks -                90.61%                                             Shares                 Value         of Net Assets
                                                                                  ------              ----------       -------------
Basic Materials

DOW CHEM CO                                                                           900             $   40,725              3.31%
                                                                                                      ----------             ------

                                                                                                          40,725              3.31%
                                                                                                      ----------             ------
Capital Goods

3M CO COM                                                                           1,094                 85,857              6.97%

DANAHER CORP                                                                          805                 44,678              3.63%

DEERE & CO                                                                            700                 48,545              3.94%

UNITED TECHNOLOGIES CORP DEL COM                                                      800                 43,072              3.50%
                                                                                                      ----------             ------

                                                                                                         222,152             18.04%
                                                                                                      ----------             ------
Communication Services

VERIZON COMMUNICATIONS COM                                                          1,300                 41,574              3.38%
                                                                                                      ----------             ------

                                                                                                          41,574              3.38%
                                                                                                      ----------             ------
Consumer-Cyclical

HARLEY-DAVIDSON INC                                                                   987                 53,160              4.32%

HOME DEPOT INC COM                                                                  1,100                 45,958              3.73%

WAL MART STORES INC                                                                   800                 38,848              3.15%
                                                                                                      ----------             ------

                                                                                                         137,966             11.20%
                                                                                                      ----------             ------
Consumer Staples

AVON PRODS INC COM                                                                  2,430                 66,461              5.40%

CVS CORP COM                                                                        1,400                 37,828              3.07%

DISNEY WALT COMPANY HOLDING CO                                                      1,700                 42,381              3.44%

STARBUCKS CORP COM (a)                                                              1,300                 39,585              3.22%
                                                                                                      ----------             ------

                                                                                                         186,255              15.13%
                                                                                                      ----------             ------
Energy

CHEVRON CORP COM                                                                      600                 34,386               2.79%

CONOCOPHILLIPS                                                                        500                 30,255               2.46%
                                                                                                      ----------             ------

                                                                                                          64,641               5.25%
                                                                                                      ----------             ------

Financials

BANK OF NEW YORK CO INC                                                             1,200                 38,880               3.16%

CITIGROUP INC COM                                                                     920                 44,666               3.63%

JP MORGAN CHASE & CO COM                                                            1,300                 49,725               4.04%

MORGAN STANLEY COM                                                                    800                 44,824               3.64%
                                                                                                      ----------             ------

                                                                                                         178,095              14.47%
                                                                                                      ----------             ------
Health Care

LABORATORY CORP AMER HLDGS COM NEW (a)                                                508                 26,360               2.14%

PFIZER INC COM                                                                      2,500                 53,000               4.30%

ST JUDE MED INC COM (a)                                                               760                 36,305               2.95%

WYETH                                                                                 985                 40,937               3.32%
                                                                                                      ----------             ------

                                                                                                         156,602              12.71%
                                                                                                      ----------             ------
Technology

ADOBE SYSTEMS INC DEL                                                               1,300                 42,392               3.44%

INTEL CORP COM                                                                      1,700                 45,356               3.68%
                                                                                                      ----------             ------

                                                                                                          87,748               7.12%
                                                                                                      ----------             ------


TOTAL COMMON STOCKS (Cost $1,140,436)                                                                  1,115,758              90.61%
                                                                                                      ----------             ------

Money Market Securities -                          9.56%

Evergreen Institutional Money Market Fund - Investment Shares, 3.6% (b)           117,695                117,695               9.56%
                                                                                                      ----------             ------


TOTAL MONEY MARKET SECURITIES (Cost $117,695)                                                            117,695               9.56%
                                                                                                      ----------             ------

TOTAL INVESTMENTS (Cost $1,258,131) -            100.17%                                              $1,233,453             100.17%
                                                                                                      ----------             ------


Liabilities in excess of other assets             -0.17%                                                  (2,076)             -0.17%
                                                                                                      ----------             ------

TOTAL NET ASSETS -                               100.00%                                              $1,231,377             100.00%
                                                                                                      ==========             ======

(a)   Non-income producing.

(b) Variable rate security; the coupon rate shown represents the rate at November 30, 2005.

Ashport Small/Mid Cap Fund
Schedule of Investments
November 30, 2005

                                                                                                                        Percentage
                                                                                                                          of Net
Common Stocks -                       89.31%                                      Shares                Value             Assets
                                                                                  ------              ----------       -------------
Basic Materials

DONALDSON INC                                                                      640                $   21,402               2.87%

USG CORP (a)                                                                       220                    13,464               1.81%
                                                                                                      ----------             ------

                                                                                                          34,866               4.68%
                                                                                                      ----------             ------
Capital Goods

C H ROBINSON WORLDWIDE INC COM NEW                                                 540                    21,870               2.94%

EATON CORP COM                                                                     440                    28,037               3.76%
                                                                                                      ----------             ------

                                                                                                          49,907               6.70%
                                                                                                      ----------             ------
Communication Services

ADTRAN INC                                                                         434                    12,829               1.72%

GARMIN LTD COM                                                                     350                    19,285               2.59%

PLANTRONICS INC NEW                                                                694                    19,168               2.57%

ROCKWELL COLLINS INC COM                                                           500                    22,850               3.07%

SCRIPPS COMPANY E.W. NEW CL A                                                      475                    22,016               2.96%
                                                                                                      ----------             ------

                                                                                                          96,148              12.91%
                                                                                                      ----------             ------
Consumer-Cyclical

AEROPOSTALE COM (a)                                                              1,200                    29,844               4.01%

COPART INC (a)                                                                     576                    14,504               1.95%

EDUCATION MGMT CORP COM (a)                                                        688                    23,220               3.12%

PANERA BREAD CO CL A (a)                                                           330                    22,450               3.02%

SELECT COMFORT CORP OC CAP STK (a)                                                 975                    23,371               3.14%

URBAN OUTFITTERS INC (a)                                                           642                    19,844               2.66%
                                                                                                      ----------             ------

                                                                                                         133,233              17.90%
                                                                                                      ----------             ------

Consumer Staples

CENTRAL EUROPEAN DISTR CORP COM (a)                                                321                    14,031               1.88%

GOLD KIST INC COM (a)                                                            1,500                    23,880               3.21%
                                                                                                      ----------             ------

                                                                                                          37,911               5.09%
                                                                                                      ----------             ------
Energy

HOLLY CORP PAR                                                                     350                    21,287               2.86%

MARATHON OIL CORP COM                                                              400                    23,716               3.19%

QUESTAR CORP COM                                                                   170                    12,675               1.70%
                                                                                                      ----------             ------

                                                                                                          57,678               7.75%
                                                                                                      ----------             ------
Financials

EATON VANCE CORP COM NON VTG                                                       537                    14,757               1.98%

RESOURCES CONNECTION INC COM (a)                                                   459                    13,311               1.79%

W HLDG CO INC COM                                                                2,000                    16,500               2.22%
                                                                                                      ----------             ------

                                                                                                          44,568               5.99%
                                                                                                      ----------             ------
Health Care

VCA ANTECH INC COM (a)                                                             756                    21,198               2.85%
                                                                                                      ----------             ------

                                                                                                          21,198               2.85%
                                                                                                      ----------             ------
Technology

ALLIANT TECHSYSTEMS INC (a)                                                        295                    22,385               3.01%

BRADY CORPORATION CL A                                                             592                    22,188               2.98%

COGNIZANT TECHNOLOGY SOLUTIONS CORP CL A (a)                                       450                    21,865               2.94%

GLOBAL PMTS INC COM                                                                454                    19,876               2.67%

KOMAG INC (a)                                                                      825                    28,825               3.87%

SIGMATEL INC COM (a)                                                               800                    11,648               1.56%

WESTERN DIGITAL CORP DELAWARE (a)                                                1,600                    23,872               3.21%
                                                                                                      ----------             ------

                                                                                                         150,659              20.24%
                                                                                                      ----------             ------
Transportation

BORG WARNER INC                                                                    360                    21,600               2.90%
                                                                                                      ----------             ------

                                                                                                          21,600               2.90%
                                                                                                      ----------             ------

Foreign Technology

SHANDA INTERACTIVE ENTMT LTD SPONS ADR (a) (b)                                   1,000                    17,090               2.30%
                                                                                                      ----------             ------

                                                                                                          17,090               2.30%
                                                                                                      ----------             ------


TOTAL COMMON STOCKS (Cost $699,320)                                                                      664,858              89.31%
                                                                                                      ----------             ------

Money Market Securities -                               7.72%

Evergreen Institutional Money Market Fund - Investment Shares, 3.6% (c)         57,449                    57,449               7.71%
                                                                                                      ----------             ------


TOTAL MONEY MARKET SECURITIES (Cost $57,449)                                                              57,449               7.71%
                                                                                                      ----------             ------


TOTAL INVESTMENTS (Cost $756,769) -                    97.02%                                         $  722,307              97.02%
                                                                                                      ==========             ======


Other assets in excess of liabilities-                  2.98%                                             22,156               2.98%
                                                                                                      ----------             ------

TOTAL NET ASSETS -                                    100.00%                                         $  744,463             100.00%
                                                                                                      ==========             ======

(a)   Non-income producing.

(b)   American Depository Receipt

(c) Variable rate security; the coupon rate shown represents the rate at November 30, 2005.

Ashport Global Fixed Income Fund
Schedule of Investments
November 30, 2005

                                                                                   Principal                              Percentage
                                                                                                                            of Net
                                                                                     Amount               Value             Assets
                                                                                   ---------             --------         ----------
Corporate Bonds -                 26.46%

AT&T Corp 7.3% Due 11/15/11                                                            9,000             $  9,987              2.23%

Citigroup Inc. 5.0% Due 09/15/14                                                      20,000               19,643              4.39%

General Motors 7.25% Due 03/02/11                                                     20,000               18,472              4.13%

GMAC Smartnote 7.000% Due 10/15/11                                                     7,000                5,563              1.25%

Ford Motor Co. 7.000% Due 10-01-13                                                    20,000               17,800              3.98%

Hertz Corp 6.25% Due 03/15/09                                                         20,000               20,194              4.52%

McDonnell Douglas 6.875% Due 11/1/06                                                  10,000               10,160              2.27%

Raytheon 6.750% Due 8/15/07                                                            6,000                6,157              1.38%

Southwestern Electric Power 7.0% Due 9/01/07                                          10,000               10,317              2.31%
                                                                                                         --------             -----


TOTAL CORPORATE BONDS (Cost $123,887)                                                                     118,293             26.46%
                                                                                                         --------             -----

Foreign Bonds -                   67.37%

Brazil Federal Republic 9.25% Due 10/22/10                                            20,000               22,086              4.94%

Colombia 10.0% Due 01/23/12                                                           20,000               23,650              5.29%

Costa Rica Republic 8.11% Due 02/01/12                                                20,000               21,426              4.79%

Dominican Republic 9.04% Due 01/23/13                                                 20,000               20,900              4.68%

El Salvador Republic 8.5% Due 07/25/11                                                20,000               22,350              5.00%

European Bank 6.25% Due 05/09/18                                                      25,000               25,098              5.61%

Fed. Brazil 10.0% Due 08/07/11                                                        20,000               22,780              5.10%

Panama Republic 9.625% Due 02/08/11                                                   12,000               13,820              3.09%

Peru Republic 9.125% Due 02/21/12                                                     20,000               23,400              5.23%

Petrobras 9.125% Due 07/02/12                                                         20,000               22,940              5.13%

Republic of Ecuador 12.0% 11/15/12                                                    20,000               20,250              4.53%

Republic of Venezuela 5.375% Due 08/07/10                                             20,000               19,200              4.30%

Russian Fed. 8.25% Due 03/31/10                                                       20,000               21,308              4.77%

Turkey Republic 10.5% Due 01/13/08                                                    20,000               21,970              4.91%
                                                                                                         --------             -----

TOTAL FOREIGN BONDS (Cost $284,661)                                                                       301,178             67.37%
                                                                                                         --------             -----

Money Market Securities -                                    5.25%

Evergreen Institutional Money Market Fund - Investment Shares, 3.6% (a)               23,457               23,457              5.25%
                                                                                                         --------             -----


TOTAL MONEY MARKET SECURITIES (Cost $23,457)                                                               23,457              5.25%
                                                                                                         --------             -----

TOTAL INVESTMENTS (Cost $432,005) -                         99.08%                                       $442,928             99.08%
                                                                                                         ========             =====


Other assets in excess of liabilities-                       0.92%                                          4,107              0.92%
                                                                                                         --------             -----


TOTAL NET ASSETS -                                         100.00%                                       $447,035            100.00%
                                                                                                         ========            ======

(a) Variable rate security; the coupon rate shown represents the rate at November 30, 2005.

Ashport Mutual Funds
Statements of Assets and Liabilities
November 30, 2005

                                                                               Ashport               Ashport          Ashport Global
                                                                                Large                Small/Mid          Fixed Income
                                                                               Cap Fund              Cap Fund              Fund
                                                                              ----------            ----------        --------------
Assets:
Investments in securities:
   At cost                                                                    $1,258,131            $  756,769            $  432,005
                                                                              ==========            ==========            ==========
   At market value                                                            $1,233,453            $  722,307            $  442,928


Dividends receivable                                                               2,319                   397                    --

Interest receivable                                                                   --                    --                 8,003

Receivable for investments sold                                                       --                24,852                    --

Receivable for reimbursement from adviser                                         10,856                10,841                 9,067
                                                                              ----------            ----------            ----------
     Total assets
                                                                               1,246,628               758,397               459,998
                                                                              ----------            ----------            ----------

Liabilities:

Accrued adviser fees                                                               1,270                   752                   186

Accrued administration fees                                                          256                   152                    93

Accrued distributor fees                                                           1,425                   730                   384

Accrued expenses                                                                  12,300                12,300                12,300
                                                                              ----------            ----------            ----------

     Total liabilities                                                            15,251                13,934                12,963
                                                                              ----------            ----------            ----------

Net Assets:                                                                   $1,231,377            $  744,463            $  447,035
                                                                              ==========            ==========            ==========

Net Assets consist of:

Paid in capital                                                                1,256,055               770,489              436,521

Accumulated net realized gain (loss) on investments                                   --                 8,436                 (409)
   Net unrealized appreciation (depreciation) on investments
                                                                                 (24,678)              (34,462)              10,923
                                                                              ----------            ----------           ----------
                                                                              $1,231,377            $  744,463           $  447,035
                                                                              ==========            ==========           ==========

Class A: (a)
Net asset value per share and redemption price per share

 (498,777 / 59,122,   403,621 / 42,161,   226,938 / 22,932, respectively)          $8.44                $ 9.57               $ 9.90
                                                                                   =====                ======               ======

Maximum offering price per share

(Net asset value per share / 95.25%, respectively)                                 $8.86                $10.05               $10.39
                                                                                   =====                ======               ======

Minimum redemption price per share (b)

(Net asset value per share* 98%, respectively)                                     $8.27                $ 9.38               $ 9.70
                                                                                   =====                ======               ======

Class C: (a)
Net asset value per share and redemption price per share

 (732,600 / 89,703,   340,842 / 36,445,   220,097 / 22,614, respectively)          $8.17                $ 9.35               $ 9.73
                                                                                   =====                ======               ======

Maximum offering price per share

(Net asset value per share / 99%, respectively)                                    $8.25                $ 9.44               $ 9.83
                                                                                   =====                ======               ======

Minimum redemption price per share (b)

(Net asset value per share * 98%, respectively)                                    $8.01                $ 9.16               $ 9.54
                                                                                   =====                ======               ======


(a) Each Fund is comprised of an unlimited number of $.01 par value Class A and Class C shares.

(b) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 5 days of purchase.

Ashport Mutual Funds
Statements of Operations
November 30, 2005

                                                                                    Ashport            Ashport        Ashport Global
                                                                                     Large             Small/Mid        Fixed Income
                                                                                    Cap Fund           Cap Fund            Fund
                                                                                   ----------         ----------      --------------
Investment Income

Dividend income                                                                     $  22,475          $   7,608          $   1,761

Interest income                                                                            --                 --             27,729
                                                                                    ---------          ---------          ---------

  Total Income                                                                         22,475              7,608             29,490
                                                                                    ---------          ---------          ---------

Expenses

Investment adviser fee                                                                 14,345              8,707              2,377


Administration expenses                                                                 2,897              1,758              1,189

12b-1 fee, Class A                                                                      1,060                870                545

12b-1 fee, Class C                                                                      7,274              3,504              2,212

Trustee expenses                                                                        4,000              4,000              4,000

Custodian expenses                                                                      4,864              4,956              4,800

Insurance expenses                                                                      3,441              3,441              3,441

Printing expenses                                                                         733                733                733

Taxes                                                                                      --                 --                424

Professional expenses                                                                  40,734             40,727             40,726
                                                                                    ---------          ---------          ---------

  Total Expenses                                                                       79,348             68,696             60,447

Expenses waived/reimbursed by adviser                                                 (50,667)           (51,240)           (48,748)
                                                                                    ---------          ---------          ---------

Total operating expenses                                                               28,681             17,456             11,699
                                                                                    ---------          ---------          ---------

Net Investment Income (Loss)                                                           (6,206)            (9,848)            17,791
                                                                                    ---------          ---------          ---------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                             89,714            103,736                  4
Change in net unrealized appreciation
  (depreciation) on investment securities                                             (23,849)           (41,174)             2,169
                                                                                    ---------          ---------          ---------

Net realized and unrealized gain on investment securities                              65,865             62,562              2,173
                                                                                    ---------          ---------          ---------

Net increase in net assets resulting from operations                                $  59,659          $  52,714          $  19,964
                                                                                    ---------          ---------          ---------


Ashport Mutual Funds
Statements of Changes in Net Assets

                                                                          Ashport Large                     Ashport Small/Mid
                                                                            Cap Fund                            Cap Fund
                                                                  ------------------------------      -----------------------------
                                                                   Year ended        Year ended       Year ended         Year ended
                                                                  November 30,      November 30,      November 30,      November 30,
Increase (Decrease) in Net Assets                                    2005              2004               2005               2004
                                                                  -----------       -----------       -----------       -----------
Operations:
  Net investment income (loss)                                    $    (6,206)      $    (8,468)      $    (9,848)      $   (10,835)

  Net realized gain (loss) on investment securities                    89,714            68,534           103,736            20,752
  Change in net unrealized appreciation
    (depreciation)                                                    (23,849)            9,121           (41,174)              740
                                                                  -----------       -----------       -----------       -----------
  Net increase in net assets resulting from
    operations                                                         59,659            69,187            52,714            10,657
                                                                  -----------       -----------       -----------       -----------

Distributions:

  From net realized gain - Class A                                    (31,257)          (48,175)          (45,849)          (11,175)

  From net realized gain - Class C                                    (47,844)          (99,572)          (39,603)          (14,703)

  From return of capital - Class A                                         --                --                --            (1,243)

  From return of capital - Class C                                         --                --                --            (1,599)
                                                                  -----------       -----------       -----------       -----------
  Total distributions                                                 (28,720)          (79,101)         (147,747)          (85,452)
                                                                  -----------       -----------       -----------       -----------

Capital Share Transactions - Class A:

  Proceeds from shares sold                                           156,772           107,360           112,814            65,630

  Reinvestment of distributions                                        29,914            48,175            45,221            12,418

  Amount paid for shares repurchased                                  (32,473)           (2,060)          (27,377)           (3,079)
                                                                  -----------       -----------       -----------       -----------

                                                                      154,213           153,475           130,658            74,969

Capital Share Transactions - Class C:

  Proceeds from shares sold                                           135,315           354,942            75,028           170,988

  Reinvestment of distributions                                        37,470            99,572            38,529            16,302

  Amount paid for shares repurchased                                 (166,454)          (44,506)         (124,316)          (47,060)
                                                                  -----------       -----------       -----------       -----------

                                                                        6,331           410,008           (10,759)          140,230
  Net increase (decrease) in net assets
    resulting from share transactions                                 160,544           563,483           119,899           215,199
                                                                  -----------       -----------       -----------       -----------

Total Increase (Decrease) in Net Assets                               197,136           141,102           484,923            87,161
                                                                  -----------       -----------       -----------       -----------

Net Assets:

  Beginning of year                                                 1,090,275           605,352           657,302           460,166
                                                                  -----------       -----------       -----------       -----------

  End of period                                                   $ 1,231,377       $ 1,090,275       $   744,463       $   657,302
                                                                  ===========       ===========       ===========       ===========

Accumulated undistributed net
   investment income included
   in net assets at end of period                                          --                --                --                --
                                                                  -----------       -----------       -----------       -----------

Ashport Mutual Funds
Statements of Changes in Net Assets - continued


                                                                                                        Ashport Global
                                                                                                      Fixed Income Fund
                                                                                          ------------------------------------------
                                                                                               Year ended              Year ended
Increase (Decrease) in Net Assets                                                          November 30, 2005       November 30, 2004
                                                                                          ------------------       -----------------
Operations:
  Net investment income (loss)                                                                  $  17,791              $   8,627

  Net realized gain (loss) on investment securities                                                     4                    581

  Change in net unrealized appreciation (depreciation)                                              2,169                  7,371
                                                                                                ---------              ---------

  Net increase in net assets resulting from operations
                                                                                                   19,964                 16,579
                                                                                                ---------              ---------

Distributions:

  From net investment income - Class A                                                             (9,268)                (3,705)

  From net investment income - Class C                                                             (9,194)                (4,617)
                                                                                                ---------              ---------

  Total distributions
                                                                                                  (18,462)                (8,322)
                                                                                                ---------              ---------

Capital Share Transactions - Class A:

  Proceeds from shares sold                                                                        54,788                 43,465

  Reinvestment of distributions                                                                     8,940                  3,705

  Amount paid for shares repurchased                                                              (54,985)                    --
                                                                                                ---------              ---------

                                                                                                    8,743                 47,170
Capital Share Transactions - Class C:

  Proceeds from shares sold                                                                        46,526                 91,475

  Reinvestment of distributions                                                                     7,364                  4,617

  Amount paid for shares repurchased                                                              (89,048)               (85,690)
                                                                                                ---------              ---------

                                                                                                  (35,158)                10,402
  Net increase (decrease) in net assets
    resulting from share transactions                                                             (26,415)                57,572
                                                                                                ---------              ---------

Total Increase (Decrease) in Net Assets                                                           (24,913)                65,829
                                                                                                ---------              ---------

Net Assets:

  Beginning of year                                                                               471,948                406,119
                                                                                                ---------              ---------

  End of year                                                                                   $ 447,035              $ 471,948
                                                                                                =========              =========

Accumulated undistributed net
   investment income included
   in net assets at end of period                                                                      --                     --
                                                                                                ---------              ---------

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                               Ashport Large Cap Fund

                                                                                        Class A
                                                      ------------------------------------------------------------------------------

                                                             Year                Year               Year               Year
                                                            ended               ended              ended              ended
                                                      November 30, 2005   November 30, 2004  November 30, 2003  November 30, 2002(a)
                                                      -----------------   -----------------  -----------------  --------------------
Selected Per Share Data
Net asset value, beginning of period                    $      8.48          $      9.26       $      7.53          $    10.00
                                                        -----------          -----------       -----------          ----------
Income from investment operations

  Net investment income (loss)                                (0.05)               (0.11)            (0.12)              (0.16)

  Net realized and unrealized gain (loss)                      0.57                 1.04              1.85               (2.31)
                                                        -----------          -----------       -----------          ----------

Total from investment operations                               0.52                 0.93              1.73               (2.47)
                                                        -----------          -----------       -----------          ----------
Less Distributions to Shareholders:

  From net realized gain                                      (0.56)               (1.71)               --                  --
                                                        -----------          -----------       -----------          ----------

Total distributions                                           (0.56)               (1.71)               --                  --
                                                        -----------          -----------       -----------          ----------

Net asset value, end of period                          $      8.44          $      8.48       $      9.26          $     7.53
                                                        ===========          ===========       ===========          ==========

Total Return                                                   5.70%                9.81%            22.97%            (24.70)%(b)

Ratios and Supplemental Data

Net assets, end of period                               $   498,777          $   350,563       $   218,054          $   34,327
Ratio of expenses to average net assets                        1.99%                2.16%             2.68%               3.92%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                               6.31%                6.08%            13.88%              87.30%(c)
Ratio of net investment income (loss) to
   average net assets                                         (0.53)%              (1.33)%           (1.45)%             (2.73)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           (4.86)%              (5.25)%          (12.65)%            (86.11)%(c)
Portfolio turnover rate                                         516%                 518%              826%                298%


(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.

(b)   Not annualized.

(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                              Ashport Large Cap Fund

                                                                                      Class C
                                                      --------------------------------------------------------------------

                                                             Year                      Year                  Year
                                                            ended                     ended                  ended
                                                      November 30, 2005         November 30, 2004     November 30, 2003(a)
                                                      -----------------         -----------------     --------------------
Selected Per Share Data

Net asset value, beginning of period                     $      8.28                 $  9.22              $      7.28
                                                         -----------                 -------              -----------
Income from investment operations

  Net investment income (loss)                                 (0.05)                  (0.07)                   (0.12)

  Net realized and unrealized gain (loss)                       0.50                    0.84                     2.06
                                                         -----------                 -------              -----------

Total from investment operations                                0.45                    0.77                     1.94
                                                         -----------                 -------              -----------
Less Distributions to Shareholders:

  From net realized gain                                       (0.56)                  (1.71)                      --
                                                         -----------                 -------              -----------

Total distributions                                            (0.56)                  (1.71)                      --
                                                         -----------                 -------              -----------


Net asset value, end of period                           $      8.17                 $  8.28              $      9.22
                                                         ===========                 =======              ===========

Total Return                                                    4.96%                   7.90%                   26.65%(b)

Ratios and Supplemental Data

Net assets, end of period                                $   732,600                 $739,712             $   387,298
Ratio of expenses to average net assets                         2.79%                    2.78%                   2.64%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                7.24%                    6.95%                  13.66%(c)
Ratio of net investment income (loss) to
   average net assets                                          (0.55)%                  (0.78)%                 (1.42)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement            (5.00)%                  (4.96)%                (15.08)%(c)
Portfolio turnover rate                                          516%                     518%                    826%

(a) For the period December 18, 2002 (Commencement of Operations) to November 30, 2003.

(b)   Not annualized.

(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                            Ashport Small/Mid Cap Fund

                                                                                        Class A
                                                      ------------------------------------------------------------------------------

                                                             Year               Year                Year               Year
                                                            ended               ended              ended              ended
                                                      November 30, 2005   November 30, 2004  November 30, 2003  November 30, 2002(a)
                                                      -----------------   -----------------  -----------------  -----------------
Selected Per Share Data
Net asset value, beginning of period                    $      9.81          $     10.11       $      9.83          $    10.00
                                                        -----------          -----------       -----------          ----------
Income from investment operations

  Net investment income (loss)                                (0.14)               (0.16)            (0.17)              (0.20)

  Net realized and unrealized gain (loss)                      1.11                 0.37              0.45                0.03
                                                        -----------          -----------       -----------          ----------

Total from investment operations                               0.97                 0.21              0.28               (0.17)
                                                        -----------          -----------       -----------          ----------
Less Distributions to Shareholders:

  From net realized gain                                      (1.21)               (0.47)               --                  --

  From return of capital                                         --                (0.04)               --                  --
                                                        -----------          -----------       -----------          ----------

Total distributions                                           (1.21)               (0.51)               --                  --
                                                        -----------          -----------       -----------          ----------

Net asset value, end of period                          $      9.57          $      9.81       $     10.11          $     9.83
                                                        ===========          ===========       ===========          ==========

Total Return                                                   8.70%                2.01%             2.85%             -1.70%(b)

Ratios and Supplemental Data

Net assets, end of period                               $   403,621          $   292,195       $   219,918          $   51,088
Ratio of expenses to average net assets                        2.11%                2.25%             2.98%               3.91%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                               9.37%                8.44%            18.74%              70.92%(c)
Ratio of net investment income (loss) to
   average net assets                                         (1.40)%              (1.69)%           (2.21)%            (3.16)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement           (8.66)%              (7.88)%          (17.97)%           (70.17)%(c)
Portfolio turnover rate                                         623%                 439%              374%                  9%

(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.

(b)   Not annualized.

(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                              Ashport Small/Mid Cap Fund

                                                                                       Class C
                                                       ------------------------------------------------------------------------
                                                              Year                       Year                     Year
                                                             ended                       ended                    ended
                                                       November 30, 2005           November 30, 2004       November 30, 2003(a)
                                                       -----------------           -----------------       --------------------
Selected Per Share Data

Net asset value, beginning of period                       $      9.67                $     10.07              $      8.71
                                                           -----------                -----------              -----------
Income from investment operations

  Net investment income (loss)                                   (0.14)                     (0.19)                   (0.16)

  Net realized and unrealized gain (loss)                         1.03                       0.30                     1.52
                                                           -----------                -----------              -----------

Total from investment operations                                  0.89                       0.11                     1.36
                                                           -----------                -----------              -----------
Less Distributions to Shareholders:

  From net realized gain                                         (1.21)                     (0.47)                      --

  From return of capital                                            --                      (0.04)                      --
                                                           -----------                -----------              -----------

Total distributions                                              (1.21)                     (0.51)                      --
                                                           -----------                -----------              -----------



Net asset value, end of period                             $      9.35                $      9.67              $     10.07
                                                           ===========                ===========              ===========

Total Return                                                      7.97%                      1.00%                   15.61%(b)

Ratios and Supplemental Data

Net assets, end of period                                  $   340,842                $   365,107              $   240,248
Ratio of expenses to average net assets                           2.89%                      2.95%                    2.54%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                 10.31%                      9.29%                   15.94%(c)
Ratio of net investment income (loss) to
   average net assets                                            (1.43)%                    (2.02)%                  (1.88)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement              (8.84)%                    (8.35)%                 (15.29)%(c)
Portfolio turnover rate                                            623%                       439%                     374%

(a) For the period April 13, 2003 (Commencement of Operations) to November 30, 2003.

(b)   Not annualized.

(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       Ashport Global Fixed Income Fund

                                                                                   Class A
                                                 -----------------------------------------------------------------------------------
                                                        Year                Year                 Year                    Year
                                                        ended               ended               ended                    ended
                                                  November 30, 2005   November 30, 2004   November 30, 2003     November 30, 2002(a)
                                                  -----------------   -----------------   -----------------     -------------------
Selected Per Share Data

Net asset value, beginning of period                 $      9.84          $      9.66       $      9.54             $     10.00
                                                     -----------          -----------       -----------             -----------
Income from investment operations

  Net investment income (loss)                              0.38                 0.22              0.04                    0.21

  Net realized and unrealized gain (loss)                   0.10                 0.13              0.08                   (0.67)
                                                     -----------          -----------       -----------             -----------

Total from investment operations                            0.48                 0.35              0.12                   (0.46)
                                                     -----------          -----------       -----------             -----------
Less Distributions to Shareholders:

  From net investment income                               (0.42)               (0.17)               --                      --
                                                     -----------          -----------       -----------             -----------

Total distributions                                        (0.42)               (0.17)               --                      --
                                                     -----------          -----------       -----------             -----------

Net asset value, end of period                       $      9.90          $      9.84       $      9.66             $      9.54
                                                     ===========          ===========       ===========             ===========

Total Return                                                4.70%                3.62%             1.26%                  -4.60%(b)

Ratios and Supplemental Data

Net assets, end of period                            $   226,938          $   218,129       $   166,334             $    31,788
Ratio of expenses to average net assets                     2.13%                2.17%             3.48%                   3.92%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                           12.40%                9.82%            13.92%                  75.61%(c)
Ratio of net investment income (loss) to
   average net assets                                       3.75%                2.28%            (1.73)%                  2.33%(c)
Ratio of net investment income (loss) to
   average net assets before waiver &
reimbursement                                              (6.52)%              (5.36)%          (12.17)%                (69.36)%(c)
Portfolio turnover rate                                        8%                  68%              196%                     148%


(a) For the period December 18, 2001 (Commencement of Operations) to November 30, 2002.

(b)   Not annualized.

(c)   Annualized.

Ashport Mutual Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                        Ashport Global Fixed Income Fund

                                                                                    Class C
                                                    -------------------------------------------------------------------

                                                           Year                   Year                    Year
                                                           ended                 ended                   ended
                                                     November 30, 2005     November 30, 2004       November 30, 2003(a)
                                                     -----------------     -----------------       --------------------
Selected Per Share Data

Net asset value, beginning of period                     $      9.74          $      9.60              $      9.65
                                                         -----------          -----------              -----------
Income from investment operations

  Net investment income (loss)                                  0.38                 0.17                    (0.14)

  Net realized and unrealized gain (loss)                       0.03                 0.14                     0.09
                                                         -----------          -----------              -----------

Total from investment operations                                0.41                 0.31                    (0.05)
                                                         -----------          -----------              -----------
Less Distributions to Shareholders:

  From net investment income                                   (0.42)               (0.17)                      --
                                                         -----------          -----------              -----------

Total distributions                                            (0.42)               (0.17)                      --
                                                         -----------          -----------              -----------

Net asset value, end of period                           $      9.73          $      9.74              $      9.60
                                                         ===========          ===========              ===========

Total Return                                                    4.03%                3.23%                   -0.52%(b)

Ratios and Supplemental Data

Net assets, end of period                                $   220,097          $   253,819              $   239,785
Ratio of expenses to average net assets                         2.78%                2.66%                    3.48%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                               13.18%               10.65%                   13.90%(c)
Ratio of net investment income (loss) to
   average net assets                                           3.79%                1.76%                   (1.73)%(c)
Ratio of net investment income (loss) to
   average net assets before waiver & reimbursement            (6.60)%              (6.23)%                 (12.15)%(c)
Portfolio turnover rate                                            8%                  68%                      196%

(a) For the period December 24, 2002 (Commencement of Operations) to November 30, 2003.

(b)   Not annualized.

(c)   Annualized.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                                November 30, 2005

NOTE 1. ORGANIZATION AND RELATED MATTERS

Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001, and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each Fund offers two classes of shares (Class A and Class C). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative capital shares outstanding. Class C shares automatically convert to Class A shares on the eighth anniversary of issuance. The investment objective of the Ashport Large Cap Fund is to achieve long-term growth of capital. The investment objective of the Ashport Small/Mid Cap Fund is to achieve above-average total return. The investment objective of the Ashport Global Fixed Income Fund is to achieve high income and capital appreciation.

Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Advisor under the direction of the Board of Trustees. Debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2005 - Continued

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income

The funds record security transactions based on trade date plus one, except for reporting purposes on annual report dates when trade date is used. Net realized gains and losses on sales of securities are determined by the first in first out method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. For the fiscal year ended November 30, 2005, net investment loss of $5,414 was reclassified to short-term gains and net investment loss of $792 was reclassified to paid in capital for the Large Cap Fund. For the Small/Mid Cap Fund, net investment loss of $9,848 was reclassified to short-term gains.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Federal Income Taxes

The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distribute its taxable income to its shareholders. Therefore, no federal income tax provision is required.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2005- Continued

NOTE 3. RELATED PARTY TRANSACTIONS

The Adviser is StateTrust Capital, LLC (the "Adviser"). Under its Advisory Agreement (the "Agreement") with the Funds, the Adviser is responsible for the day to day management of each of the Funds in accordance with their investment objectives and policies. Furthermore, the Adviser is responsible for the investment performance of the Funds. For its services, the Adviser receives an annual advisory fee of 1.25% of the Large Cap and Small/Mid Cap Funds' average daily net assets and 0.50% of the Global Fixed Income Fund's average daily net assets, calculated and accrued daily and paid monthly. The Adviser pays all of its expenses arising from the performance of its obligations under the Advisory Agreement, including the expenses of the Trustees and Officers of the Trust who are employees of the Adviser or its affiliates. For the year end November 30, 2005, the Adviser earned a fee of $14,345 from the Large Cap Fund, $8,707 from the Small/Mid Cap Fund, and $2,377 from the Global Fixed Income Fund. The Adviser entered into an expense reimbursement contract with the Funds capping the overall expenses at 3.5% of the average daily net assets of each Fund through February 29, 2004. Effective March 1, 2004, the overall expense cap was reduced to 3.0% of average daily net assets of each Fund through May 31, 2004. Effective June 1, 2004, the overall expense cap has been reduced to 2.5% of average daily net assets of each Fund for the duration of the agreement, which expires December 20, 2005. Since the Funds are multi-class funds, the expenses for a particular class may be higher or lower than the 2.5% expense cap. For the year end November 30, 2005, the Adviser waived fees and/or reimbursed expenses of $50,667 for the Large Cap Fund, $51,240 for the Small Mid/Cap Fund, and $48,748 for the Global Fixed Income Fund. At November 30, 2005, the Large Cap Fund, the Small/Mid Cap Fund, and the Global Fixed Income Fund had net receivables due from the Adviser of $9,586, $10,089, and $8,881, respectively.

Each Fund agrees to reimburse the Adviser on a monthly basis such waived/reimbursed fees, including any expenses borne by the Adviser in later periods provided, however that a Fund is not obligated to pay any such fees more than three years after the end of the fiscal year in which the fee or expense was waived/reimbursed. As of November 30, 2005, cumulative fees waived and expenses reimbursed amounted to $119,681, $119,592, and $111,327 for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. Should the Fund achieve and maintain a sufficient asset level to support repayment of these deferred amounts, an expense would be recorded in future periods to the extent that amount will not cause the Funds to exceed the stated percentage expense and time frame limitations. Waived/reimbursed expenses subject to potential recovery by date of expiration are as follows:

--------------------------------------------------------------------------------------------------------------------
                                         December 1,         December 1,     December 1,
                                             2006               2007             2008                  Total
--------------------------------------------------------------------------------------------------------------------
Ashport Large Cap                          $32,778            $36,236           $50,667              $119,681
--------------------------------------------------------------------------------------------------------------------
Ashport Small/Mid Cap                        32,308            36,044            51,240               119,592
--------------------------------------------------------------------------------------------------------------------
Ashport Global Fixed Income                  28,454            34,125            48,748               111,327
--------------------------------------------------------------------------------------------------------------------

Administration Agreement

StateTrust Capital, LLC serves as administrator (the "Administrator") of each fund. Pursuant to the terms of the Administration Agreement, the Administrator or its appointed agents will be responsible for the day to day administrative tasks of the fund. Each Fund will pay StateTrust Capital, LLC an administration fee of 0.25% of the average daily net assets, calculated daily and paid on a monthly basis. For the year end November 30, 2005, administrative fees for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund amounted to $2,897, $1,758, and $1,189, respectively, and were included as administration fees in the accompanying statement of operations. At November 30, 2005, the Large Cap, Small/Mid Cap, and Global Fixed Income Fund had amounts due to the administrator for $256, $152, and $93 respectively.

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2005- Continued

NOTE 3. RELATED PARTY TRANSACTIONS (CONTINUED)

Transfer Agent Agreement

StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

Distribution Plan

StateTrust Investment, Inc. serves as the Trust's Distributor (the "Distributor"). Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Funds have adopted a Distribution Agreement and a Rule 12b-1 Plan for shares of each fund to permit such Fund directly or indirectly to compensate the Distributor for activities with the distribution of shares. Pursuant to the Distribution Agreement, the Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of the purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Pursuant to the Rule 12b-1 Plan, all "Class A" and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of 0.25% and 1.00% of the daily net assets, respectively. Amounts owed to the Distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the Distributor. For the year end November 30, 2005 distribution fees by the distributor amounted to $8,334, $4,374, and $2,757, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as 12b-1 fees in the accompanying statements of operations. At November 30, 2005, distribution fees due to the Distributor amounted to $1,425, $730, and $384, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in accrued distributor fees in the accompanying statement of assets and liabilities.

Sales charges paid to the Distributor, on Class A and Class C shares amounted to $854 and $1,293 for the Large Cap Fund. Sales charges paid to the Distributor, for the Small/Mid Cap Fund, on Class A and Class C shares amounted to $764 and $758. Sales charges paid to the Distributor on Class A and Class C shares amounted to $1,513 and $470 for the Global Fixed Income Fund.

Certain officers and trustees of the Trust are also officers and directors of StateTrust Capital, LLC and StateTrust Investments, Inc.

Brokerage Commissions

The Distributor charges all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $6,153, $7,083, and $0 for the year end November 30, 2005 for the Large Cap Fund, Small/Mid Cap Fund and the Global Fixed Income Fund, respectively.


NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities were as follows for each Fund (excluding short-term investments and U.S. government obligations):

                      Large Cap             Small/Mid Cap          Global Fixed
                         Fund                    Fund               Income Fund
-------------------------------------------------------------------------------
Purchases             $5,090,881              $3,407,605             $168,489
Sales                  4,794,775               3,329,110               32,287

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2005- Continued

NOTE 4.  INVESTMENT TRANSACTIONS (CONTINUED)

As of November 30, 2005, the net unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

                      Large Cap     Small/Mid Cap      Global Fixed
                         Fund            Fund           Income Fund
----------------------------------------------------------------------------

Gross Appreciation     $23,200         $15,254            $17,779
Gross Depreciation     (47,878)        (49,716)            (6,856)
----------------------------------------------------------------------------
Net Appreciation/
(Depreciation) on
Investments            (24,678)        (34,462)           10,923
----------------------------------------------------------------------------


The Funds' cost basis in investments at November 30, 2005, were the same for both U.S. federal income tax and financial statement purposes for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund and amounted to $1,258,131, $756,769 and $432,005, respectively.


NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

On November 28, 2005, distributions of $79,101 (or $0.56 per share), $85,452 (or $1.21 per share), and $18,462 (or $0.42 per share) for the Large Cap Fund, Small/Mid Cap Fund, and Global Fixed Income Fund respectively, were declared and the dividends were paid on November 29, 2005 to shareholders of record on November 25, 2005.

The tax character of distributions paid during 2005 and 2004 was as follows for the Large Cap Fund:


                                       2005               2004
------------------------------------------------------------------
Distributions paid from:
Ordinary income                       $79,101           $147,747
Long-term capital gain                   -                 -
------------------------------------------------------------------
                                      $79,101           $147,747
------------------------------------------------------------------


As of November 30, 2005, the components of distributable earnings for the Large Cap Fund on a tax basis were as follows:


Undistributed ordinary income (loss)                       $-
Undistributed long-term gain                                -
Undistributed depreciation                              (24,678)
                                                    ----------------
                                                       ($24,678)
                                                    ================

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2005 - Continued

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2005 and 2004 was as follows for the Small/Cap Fund:

                                         2005                      2004
----------------------------------------------------------------------------
Distributions paid from:
Ordinary income                         $85,452                  $25,878
Long-term capital gain                     -                         -
Return of capital                          -                       2,842
----------------------------------------------------------------------------
                                        $85,452                  $28,720
----------------------------------------------------------------------------

As of November 30, 2005, the components of distributable earnings for the Small/Mid Cap Fund on a tax basis were as follow:

Undistributed ordinary income (loss)                       $8,436
Undistributed long-term gain                                  -
Undistributed depreciation                                (34,462)
                                                      ---------------
                                                         ($26,026)
                                                      ===============


The tax character of distributions paid during 2005 and 2004 was as follows for the Global Fixed Income Fund:

                                             2005                  2004
---------------------------------------------------------------------------
Distributions paid from:
Ordinary income                             $18,462               $8,322
Long-term capital gain                         -                     -
---------------------------------------------------------------------------
                                            $18,462               $8,322
---------------------------------------------------------------------------


As of November 30, 2005, the components of distributable earnings for the Global Fixed Income Fund on a tax basis were as follows:


Undistributed ordinary income (loss)                                 ($409)
Undistributed long-term gain                                            -
Undistributed appreciation                                           10,923
                                                                    ---------
                                                                    $10,514
                                                                    =========

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2005 - Continued

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS

Shares of capital stock sold and redeemed for the year end November 30, 2005, were as follows:

--------------------------------------------------------------------------------------------------------------------
                   Large Cap Fund                                   2005                           2004
                                                                   Shares                         Shares
--------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                        18,252                         12,292
Shares issued from reinvestments                                    3,306                          5,505
Shares redeemed                                                    (3,778)                          (238)

--------------------------------------------------------------------------------------------------------------------
Net increase from capital
share transactions                                                 17,780                         17,566
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                        16,206                         41,175
Shares issued from reinvestments                                    4,268                         11,529
Shares redeemed                                                   (20,135)                        (5,359)

--------------------------------------------------------------------------------------------------------------------
Net increase from capital
share transactions                                                    339                         47,345
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
                   Small/Mid Cap Fund                                 2005                         2004
                                                                     Shares                       Shares
--------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                         10,697                         7,101
Shares issued from reinvestments                                     4,270                        12,250
Shares redeemed                                                     (2,587)                         (319)

--------------------------------------------------------------------------------------------------------------------
Net increase from capital
share transactions                                                  12,380                         8,032
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                          7,369                        17,381
Shares issued from reinvestments                                     3,715                         1,653
Shares redeemed                                                    (12,414)                       (5,113)

--------------------------------------------------------------------------------------------------------------------
Net increase from capital
share transactions                                                  (1,330)                       13,921
--------------------------------------------------------------------------------------------------------------------

                              Ashport Mutual Funds
                        Notes to the Financial Statements
                          November 30, 2005 - Continued

NOTE 6.  CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
                Global Fixed Income Fund                              2005                         2004
                                                                     Shares                       Shares
--------------------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                          5,446                         4,577
Shares issued from reinvestments                                       866                           370
Shares redeemed                                                     (5,546)                           -

--------------------------------------------------------------------------------------------------------------------
Net increase from capital
share transactions                                                     766                         4,947
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------------------
Shares sold                                                          4,665                         9,533
Shares issued from reinvestments                                       725                           465
Shares redeemed                                                     (8,832)                       (8,909)

--------------------------------------------------------------------------------------------------------------------
Net increase from capital
share transactions                                                  (3,442)                        7,089
--------------------------------------------------------------------------------------------------------------------

NOTE 7.  CAPITAL LOSS CARRYFORWARDS

Global Fixed Income Fund

At November 30, 2005, the Global Fixed Income Fund had available for federal tax purposes an unused capital loss carryforward of $409, which expires in 2010.

To the extent that this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2005, Pershing, LLC held 97.1% of the Large Cap Fund, 95.0%of the Small/Mid Cap Fund, and 87.5% of the Global Fixed Income Fund in omnibus accounts for the benefit of others.

To The Shareholders and
Board of Trustees of
Ashport Mutual Funds

--------------------------------------------------------------------------------
NOTE 5.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 6.  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ashport Mutual Funds (the "Funds") comprising the Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund as of November 30, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to November 30, 2004 were audited by other auditors, who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 2005, by correspondence with the Funds' custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the Funds as of November 30, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Cohen McCurdy, Ltd.
Westlake, Ohio
January 10, 2006

The business affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust's Statement of Additional Information includes additional information about the Trust's Board of Trustees and is available, without charge, upon request, by calling 888-282-2290 or by writing to Ashport Mutual Funds at 800 Brickell Avenue, Suite 103, Miami, FL 33131.

         -------------------------------------------------------------------------------------------------------------
              Name,          Position(s)   Term of       Principal Occupation(s) During     Number of   Other
              Address and    Held with     Office and    Past 5 Years                       Portfolios  Trusteeships
              Age            Funds         Length of                                        in Fund     held  by
                                           Time Served                                      Complex     Trustee
                                                                                            Overseen
                                                                                            by Trustee
         -------------------------------------------------------------------------------------------------------------
         David Vugait, 40    Trustee and   2001                   Director and adviser of   3           None
                             President                            the Adviser, President
                                                                  of the Distributor
                                                                  and primary portfolio
                                                                  manager for the Funds.
                                                                  Prior to founding The
                                                                  StateTrust Group in 1999,
                                                                  Mr. Vurgait served as Vice
                                                                  President of the Corporate
                                                                  Finance area of Andino
                                                                  Capital Markets, Inc.
                                                                  (ACM) from 1996 through
                                                                  1999.
         -------------------------------------------------------------------------------------------------------------
         Jeffrey W.          Trustee  and  2001                   Chief operating officer   3           None
              Cimbal, CPA,   Chief                                of the Adviser and
              46             Financial                            Chief Compliance
                             Officer                              Officer for the
                                                                  Distributor.  Prior to
                                                                  joining the Investment
                                                                  Manager in 2000, Mr.
                                                                  Cimbal served as Vice
                                                                  President and CFO for
                                                                  CecWest Securities,
                                                                  Inc. and NASD
                                                                  registered brokerage
                                                                  firm from 1986 through
                                                                  2000.
         -------------------------------------------------------------------------------------------------------------
         W. Brian Barrett,   Trustee       2001                   Chartered Financial       3           None
              CFA+, 49                                            Analyst.  Associate
                                                                  Professor of Finance
                                                                  with the University of
                                                                  Miami.
         -------------------------------------------------------------------------------------------------------------
         Jaime Maya+, 48     Trustee       2001                   Mr. Maya has served as    3           None
                                                                  a Certified Public
                                                                  Accountant since 1985.
         -------------------------------------------------------------------------------------------------------------
         Anthony T.          Trustee       2004                   An attorney with Shutts   3           None
              Golden+, 46                                         & Bowen Trust & Estate
                                                                  Practice Group.  Mr.
                                                                  Golden's practice
                                                                  concentrates in the
                                                                  areas of complex
                                                                  taxation, estate
                                                                  planning and estate
                                                                  administration.
         -------------------------------------------------------------------------------------------------------------
         Timothy R.          Trustee       2004                   Associate Professor of    3           None
              Burch+, 37                                          Finance with the
                                                                  University of Miami
         -------------------------------------------------------------------------------------------------------------
         David Jones,        Chief         2004                   Managing Member with      N/A         N/A
              Esq., 48       Compliance                           Drake Compliance LLC.
                             Officer                              Principal AttorneyDavid
                             Secretary                            Jones & Assoc., PC
         -------------------------------------------------------------------------------------------------------------

         +  Independent Trustees.

Approval of the Advisory Agreement-Unaudited


On October 18, 2005, the Trust's Board of Trustees renewed for an additional one-year period the investment advisory agreement between the Trust and StateTrust Capital on behalf of each series of the Trust (the "IA Agreement"), which was due to expire on December 12, 2005. The Board considered, among others, the following five elements with respect to the IA Agreement: (1) the nature, extent, and quality of the services provided by the investment adviser;
(2) the investment performance of the funds and the investment adviser; (3) the costs of the services to be provided and profits realized by the investment adviser from the relationship with the funds; (4) the extent to which economies of scale would be realized as the funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board requested and received a variety of documents, policies, procedures and financial data to assist them in their deliberations. The materials were prepared by the Adviser or the Trust's administrative consultant and were provided to the Trustees in advance of the meeting.

After full review of the materials presented and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser continued to be fair and reasonable in light of the services provided to the Funds.

The Board then discussed the nature, extent and quality of the Adviser's services to the Trust. In particular, the Board noted with approval the Adviser's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted for the record that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board's current considerations.

The Board discussed the Adviser's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the Adviser had been subsidizing the Funds' operations since their inception and that the Adviser had a contractual right to recover certain of those expenses before the overall Fund expense ratios would decrease.

The Board next considered the investment performance of each Fund and the Adviser's performance. The Board generally approved of each Fund's performance. Further, the Board noted with approval that the Advisor did not succumb to "style drift" in its management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that although the Adviser's business was not devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

After full discussion and consideration, and upon motion made, seconded and unanimously approved, with the Independent Trustees separately approving, the Board renewed the IA Agreement for an additional one-year period, commencing on December 12, 2005 and running through December 12, 2006.


Item 2.  Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

Item 4.  Principal Accountant Fees and Services.


(a) Audit Fees: The aggregate audit fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements were $28,800 for the fiscal year ended November 30, 2005 and $21,800 for the fiscal year ended November 30, 2004.

(b) Audit-Related Fees: The aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $3,126 for the fiscal year ended November 30, 2005 and $750 for the fiscal year ended November 30, 2004. The aggregate fees billed to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and that must be approved by the audit committee of the registrant's board of trustees pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004.

(c) Tax Fees: For the registrant's fiscal years ended November 30, 2005 and November 30, 2004, aggregate fees of $4,626 and $1,950, respectively were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant's fiscal years ended November 30, 2005 and November 30, 2004, aggregate fees of $0 and $0, respectively were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for professional services rendered by the principal accountant for tax services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees: The aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004. The aggregate fees billed by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraphs (b) and (c) were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004.

(e)(1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2) No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees: The aggregate non-audit fees billed to the registrant by the registrant's accountant for services rendered to the registrant were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004. The aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services were $0 for the fiscal year ended November 30, 2005 and $0 for the fiscal year ended November 30, 2004.

(h) Not Applicable


Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1. of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

Exhibit 1. StateTrust - Code of Conduct Policy are attached hereto.

Exhibit 2 (a). Certification required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit 2 (b). Certification required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds

By (Signature and Title)*
                                    /s/Jeffrey Cimbal
                                    ---------------------------------------
                                    Jeffrey Cimbal, Chief Financial Officer


Date  April 13, 2006
      --------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/David Vurgait
                                    ------------------------
                                    David Vurgait, President


Date  April 13, 2006
      --------------